Consolidated Statement of Redeemable Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Preferred stock, par value	$ 0.01		$ 0.01
Common stock, par value	$ 0.0001		$ 0.0001
Stock issuance costs	$ 187
IPO [Member]
Stock issuance costs	7,126
Minimum [Member]
Conversion price, per share			$ 14.51
Maximum [Member]
Conversion price, per share			$ 39.21
Series D Convertible Preferred Stock [Member]
Issuance/sale of stock, price per share		$ 0.83
Stock issuance costs		$ 73